ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF INFORMATION ABOUT ACCRUED LIABILITIES AND OTHER PAYABLES

	As of December 31,
	2022	2021
	RMB’000	RMB’000
Deposits received from distributors	—	16,200
Accrued salary	402	514
Accrued rent, electricity and water	—	1,156
Accrued other taxes	—	866
Rental income received in advance	—	-
Others	397	3,645
	799	22,381

SCHEDULE OF ACCRUED LIABILITIES AND OTHER PAYABLES DENOMINATED IN VARIOUS CURRENCIES	Accrued liabilities and other payables are denominated in the following currencies:
	As of December 31,
	2022	2021
	‘000	‘000
In Renminbi	799	22,381
In US dollars	—	—